CONDENSED PARENT COMPANY FINANCIAL INFORMATION (Condensed Statement of Income) (Details) (USD $)	3 Months Ended				12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Condensed Financial Statements, Captions [Line Items]
General and administrative expenses	$ (5,738,929)	$ (2,548,672)	$ (2,511,170)	$ (2,369,361)	$ (13,168,132)	$ (10,707,418)	$ (7,795,722)
Net income	(534,383)	2,381,586	10,275,277	14,010,608	26,133,088	57,620,552	47,083,424
Parent Company [Member]
Condensed Financial Statements, Captions [Line Items]
General and administrative expenses					(2,419,836)	(9,439,791)	(2,059,737)
Equity income of subsidiaries					28,552,924	67,060,343	49,143,161
Net income					$ 26,133,088	$ 57,620,552	$ 47,083,424